                         -----------------------------


                                   LEND LEASE


                              HYPERION HIGH YIELD


                                CMBS FUND, INC.


                         -----------------------------


                                 Annual Report




                                  July 31, 2002













[LEND LEASE LOGO]                                               [HYPERION LOGO]

-------------------------------------------------------------------------------

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Portfolio of Investments
July 31, 2002

                                                                                        Principal
                                                  Interest                               Amount                   Value
                                                    Rate             Maturity            (000s)                  (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 97.1%
 Bear Stearns Commercial Mortgage Securities
   Series 1999-C1, Class F...................           5.64%             02/14/31   $        4,001        $      3,159,490
   Series 1999-C1, Class G...................           5.64              02/14/31            2,390               1,837,395
   Series 1999-C1, Class H...................           5.64              02/14/31            1,793               1,278,830
   Series 1999-C1, Class I...................           5.64              02/14/31            9,560               5,400,719
   Series 1999-C1, Class J...................           5.64              02/14/31            2,390                 390,015
   Series 1999-C1, Class K...................           5.64              02/14/31            4,780                 269,977
   Series 2001-TOP2, Class A2................           6.48              02/15/35            5,500               5,908,590
                                                                                                           ----------------
                                                                                                                 18,245,016
                                                                                                           ----------------
 Chase Commercial Mortgage Securities Corp.
   Series 2000-2, Class G....................           6.65              07/15/10            3,756               3,325,160
   Series 2000-2, Class H....................           6.65              07/15/32            2,868               2,471,439
   Series 2000-2, Class I*...................           6.65              07/15/10            5,541               4,159,803
   Series 2000-2, Class J*...................           6.65              07/15/10            7,387               5,070,275
                                                                                                           ----------------
                                                                                                                 15,026,677
                                                                                                           ----------------
 Commercial Mortgage Acceptance Corp.
   Series 1998-C2, Class F...................           5.44              09/15/30            5,000               3,767,645
 CS First Boston Mortgage Securities Corp.
   Series 2001-CK1, Class A3.................           6.38              12/16/35            5,500               5,862,362
 First Union National Bank Commercial
   Mortgage Series 2001-C2, Class K*.........           6.46              01/15/43            1,499               1,319,235
 GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class G....................           6.13              01/15/33           16,718              14,012,624
   Series 2002-1A, Class A3..................           6.27              12/10/35            5,000               5,284,000
                                                                                                           ----------------
                                                                                                                 19,296,624
                                                                                                           ----------------
 GS Mortgage Securities Corp. II
   Series 1998-GLII, Class F.................           7.19              04/13/31            3,000               2,385,663
 Heller Financial Commercial Mortgage Asset
   Series 2000-PH1, Class G*.................           6.75              09/15/11            5,850               5,131,497
   Series 1999-PH1, Class A2.................           6.85              05/15/31            5,500               6,035,772
                                                                                                           ----------------
                                                                                                                 11,167,269
                                                                                                           ----------------
 JP Morgan Commercial Mortgage Finance Corp.
   Series 1999-C7, Class F...................           6.00              10/15/35            7,000               6,083,770
 LB-UBS Commercial Mortgage Trust
   Series 2002-C2, Class Q...................           5.68              07/15/35            5,675               3,389,322
   Series 2002-C2, Class S...................           5.68              07/15/35            2,270                 655,477
   Series 2002-C2, Class T...................           5.68              07/15/35            2,270                 621,639
   Series 2002-C2, Class U...................           5.68              07/15/35            9,079               2,437,248
   Series 2002-C2, Class V**.................              0              07/15/35                0                       0
   Series 2001-C7, Class J...................           5.87              12/16/33            3,662               2,904,273
   Series 2001-C7, Class K...................           5.87              12/16/33            3,300               2,590,648
   Series 2001-C7, Class L...................           5.87              11/11/33            3,299               2,368,642
   Series 2000-C5, Class J...................           6.22              12/15/32            2,486               2,038,291
                                                                                                           ----------------
                                                                                                                 17,005,540
                                                                                                           ----------------

-------------------------------------------------------------------------------

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Portfolio of Investments
July 31, 2002

                                                                                        Principal
                                                  Interest                               Amount             Value
                                                    Rate             Maturity            (000s)             (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Cap I Inc.
   Series 1999-FNV1, Class G.................           6.12%             03/15/31   $        3,000    $     2,726,550
   Series 1999-FNV1, Class H.................           6.12              03/15/31            3,951          3,470,211
   Series 1999-WF1, Class A2.................           6.21              11/15/31            5,000          5,354,600
                                                                                                       ---------------
                                                                                                            11,551,361
                                                                                                       ---------------
 Morgan Stanley Dean Witter Capital I
   Series 2001-TOP1, Class A4................           6.66              02/15/33            5,000          5,428,900
 Mortgage Capital Funding, Inc.
   Series 1998-MC1, Class A2.................           6.66              03/18/30            6,000          6,544,980
   Series 1996-MC1, Class G..................           7.15              06/15/06            2,900          2,844,044
                                                                                                       ---------------
                                                                                                             9,389,024
                                                                                                       ---------------
 Nationslink Funding Corp.
   Series 1998-2, Class F....................           7.11              01/20/13           11,225         10,551,224
   Series 1996-1, Class F....................           7.69              02/20/06            2,686          2,806,434
                                                                                                       ---------------
                                                                                                            13,357,658
                                                                                                       ---------------
 PNC Mortgage Acceptance Corp.
   Series 2001-C1, Class H...................           5.91              03/12/34            1,875          1,471,929
   Series 2001-C1, Class J...................           5.91              03/12/34            1,875          1,495,095
                                                                                                       ---------------
                                                                                                             2,967,024
                                                                                                       ---------------
 Prudential Mortgage Cap Funding LLC
   Series 2001-ROCK, Class A2................           6.61              05/10/34            5,500          5,952,117
 Salomon Brothers Mortgage
   Securities VII Inc.
   Series 1999-C1, Class H...................           7.00              05/18/32            6,700          5,522,877
                                                                                                       ---------------
Total Commercial Mortgage Backed Securities
     (Cost - $146,120,092) ..................                                                              154,328,762
                                                                                                       ---------------
----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.4%
Dated 07/31/02, with Lehman Brothers, Inc.;
   proceeds: $3,800,897; collateralized by
   $2,745,000 U.S. Treasury Bond; 9.00%,
   due 11/15/18, value: $3,876,000
     (Cost - $3,800,000) ....................           1.70              08/05/02            3,800          3,800,000
                                                                                                       ---------------
----------------------------------------------------------------------------------------------------------------------
Total Investments - 99.5%
     (Cost - $149,920,092) ..................                                                              158,128,762
Other Assets in Excess of Liabilities - 0.5%.                                                                  793,568
                                                                                                       ---------------
NET ASSETS - 100.0%..........................                                                          $   158,922,330
                                                                                                       ===============
----------------------------------------------------------------------------------------------------------------------

---------------
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
** Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T and U.
---------------
See notes to financial statements.

-------------------------------------------------------------------------------

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Assets and Liabilities
July 31, 2002

-------------------------------------------------------------------------------

Assets:
 Investments, at value (cost $149,920,092)
   (Note 2).....................................    $    158,128,762
 Interest receivable ...........................             946,908
 Cash ..........................................              10,133
 Prepaid expenses and other assets .............               6,868
                                                    ----------------
    Total assets................................         159,092,671
                                                    ----------------
Liabilities:
 Investment advisory fee payable ...............              79,085
 Administration fee payable ....................              40,075
 Other accrued expenses ........................              51,181
                                                    ----------------
    Total liabilities...........................             170,341
                                                    ----------------
Net Assets  (equivalent to $11.14 per share
based on 14,262,677 shares issued and
outstanding)....................................    $    158,922,330
                                                    ================
Composition of Net Assets:
 Capital stock, at par ($.001) (Note 5) ........    $         14,260
 Additional paid-in capital (Note 5) ...........         151,481,875
 Overdistributed net investment income .........            (656,879)
 Overdistributed net realized gains ............            (125,597)
 Net unrealized appreciation ...................           8,208,671
                                                    ----------------
 Net assets applicable to capital stock
   outstanding..................................    $    158,922,330
                                                    ================

---------------
See notes to financial statements.

-------------------------------------------------------------------------------

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Operations
For the Year Ended July 31, 2002

-------------------------------------------------------------------------------

Investment Income (Note 2):
 Interest ......................................    $  11,641,294
                                                    --------------
Expenses:
 Investment advisory fees (Note 3) .............           591,909
 Administration fees (Note 3) ..................           177,573
 Custodian .....................................            50,086
 Legal fees ....................................            48,097
 Audit and tax service fees ....................            30,209
 Transfer agency ...............................            16,996
 Director's fees ...............................             9,959
 Other expenses ................................            35,859
                                                    --------------
   Total operating expenses.....................           960,688
 Less expenses waived by the investment adviser
 (Note 3).......................................           (72,824)
                                                    --------------
 Net expenses ..................................           887,864
                                                    --------------
 Net investment income .........................        10,753,430
                                                    --------------
Realized and Unrealized Gains on Investments
 (Note 2):
Net realized gain (loss) on:
 Investments ...................................         2,671,439
 Swap agreements ...............................          (320,059)
                                                    --------------
Net realized gain on investments and swap
 agreements.....................................         2,351,380
Net change in unrealized appreciation/
 depreciation on investments and swap agreements         5,057,478
                                                    --------------
Net realized and unrealized gains on investments         7,408,858
                                                    --------------
Net increase in net assets resulting from
 operations.....................................    $   18,162,288
                                                    ==============

---------------
See notes to financial statements.

-------------------------------------------------------------------------------

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Statement of Changes in Net Assets

                                                 For the Year     For the Year
                                                     Ended           Ended
                                                 July 31, 2002   July 31, 2001
------------------------------------------------------------------------------
Increase in Net Assets Resulting from
 Operations:
 Net investment income ........................  $  10,753,430   $   5,328,562
 Net realized gain on investments and swap
 agreements ...................................      2,351,380         588,282
 Net change in unrealized appreciation/
   depreciation on investments and swap
   agreements..................................      5,057,478       3,072,825
                                                 -------------   -------------
 Net increase in net assets resulting from
 operations ...................................     18,162,288       8,989,669
                                                 -------------   -------------
Dividends to Shareholders (Note 2)
 Net investment income. .......................    (10,501,426)     (6,311,704)
 Net realized gains ...........................     (2,224,572)       (886,359)
                                                 -------------   -------------
    Total dividends ...........................    (12,725,998)     (7,198,063)
                                                 -------------   -------------
Capital Stock Transactions (Note 5)
 Net proceeds from sales of shares. ...........     30,000,000      51,000,000
 Issued to shareholders in reinvestment of
 distributions ................................     12,716,175       7,723,818
                                                 -------------   -------------
 Net increase from capital shares
 transactions. ................................     42,716,175      58,723,818
                                                 -------------   -------------
    Total increase in net assets ..............     48,152,465      60,515,424
                                                 -------------   -------------
Net Assets:
 Beginning of year ............................    110,769,865      50,254,441
                                                 -------------   -------------
 End of year (including overdistributed net
   investment income of $(656,879) and
   $(908,883) respectively)....................  $ 158,922,330   $ 110,769,865
                                                 =============   =============

---------------
See notes to financial statements.

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LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Financial Highlights


                                                                       For the Year    For the Year    For the Period
                                                                          Ended            Ended            Ended
                                                                      July 31, 2002    July 31, 2001    July 31, 2000
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year .................................   $     10.64     $     10.18     $     10.00
                                                                       -----------     -----------     -----------
Net investment income ..............................................          0.91            0.72            2.83
Net realized and unrealized gains on investments and swap agreements          0.63            0.69            0.03
                                                                       -----------     -----------     -----------
Net increase in net asset value resulting from operations ..........          1.54            1.41            2.86
                                                                       -----------     -----------     -----------
Dividends from net investment income ...............................         (0.87)          (0.82)          (2.68)
Dividends from net realized ........................................         (0.17)          (0.13)           --
                                                                       -----------     -----------     -----------
Total dividends ....................................................         (1.04)          (0.95)          (2.68)
                                                                       -----------     -----------     -----------
Net asset value, end of year .......................................   $     11.14     $     10.64     $     10.18
                                                                       ===========     ===========     ===========
Total Investment Return ............................................         15.07%          14.22%           3.95%(1)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period ($000s) ..................................   $   158,922     $   110,770     $    50,254
Operating expenses .................................................          0.81%           0.88%           0.79%(2)
Total expenses .....................................................          0.75%           0.75%           0.69%(2)
Net investment income ..............................................          9.08%           7.84%           5.94%(2)
Portfolio turnover rate ............................................           113%             41%             26%(2)

---------------
(1) Not Annualized
(2) Annualized

---------------
See notes to financial statements.

-------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2002
-------------------------------------------------------------------------------


1. The Fund

The Lend Lease Hyperion High-Yield CMBS Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on September 12, 1995; and is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified closed-end management investment company. The Fund has an agreement with its majority shareholder to liquidate the Fund by December 31, 2002, unless the majority shareholder agrees to continue its investment in the Fund.

The Fund's investment objective is to provide a high total return by investing in securities backed by real estate mortgages. No assurance can be given that the Fund's investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is accrued as earned. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences, and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Lend Lease Hyperion Capital Advisors, L.L.C. (the "Adviser") is responsible for determining that the value of these underlying

-------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2002
-------------------------------------------------------------------------------

securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund has entered into interest rate swap agreement. An interest rate swap agreement preserves a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to effectively fix the rate of interest that it pays on one or more borrowings or series of borrowings, or to manage the effective maturity or interest rate sensitivity of its portfolio. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Swaps are marked to market based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Entering into this agreement involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for this agreement, that the counterparty to the agreement may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates.

As of July 31, 2002, the Fund did not hold swap agreements.

3. Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets. During the year ended July 31, 2002, the Adviser earned $591,909 in investment advisory fees, of which the Adviser has waived $72,824 of its fee.

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed .75% of average daily net assets per annum.

In June 2002, a holding company owned by members of the current management of the Adviser acquired all of the equity of the Adviser. Accordingly, the Adviser and the Fund entered into a new Investment Advisory Agreement, effective on June 4, 2002. The new Investment Advisory Agreement is substantially identical to the prior agreement. The new Investment Advisory Agreement was approved by the Board of Directors of the Fund at a meeting held on April 8, 2002, and approved by holders of more than 75% of the common shares by written consent dated April 30, 2002.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Fund's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15% of the Fund's average weekly net assets. During the year ended July 31, 2002, the Administrator earned $177,573 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser, Administrator and Sub-Administrator.

4. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended July 31, 2002, were $111,345,786 and $55,038,353, respectively. Purchases and sales of U.S. Government securities, for the year ended July 31, 2002, were $65,162,417 and $65,540,417, respectively. For purposes of this note, U.S. Government securities include long-term securities issued by the Federal National Mortgage Association and the U.S. Treasury.

-------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Notes to Financial Statements
July 31, 2002
-------------------------------------------------------------------------------

At July 31, 2002, the cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost...........................    $        149,920,092
                                              -------------------
Gross unrealized appreciation............    $          8,229,362
Gross unrealized depreciation............    $            (20,691)
                                              -------------------
Net unrealized appreciation..............    $          8,208,671
                                              -------------------


5. Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 14,262,677 shares outstanding at July 31, 2002, the Adviser owned 12,264 shares.

-------------------------------------------------------------------------------
LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Report of Independent Certified Public Accountants
-------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Lend Lease Hyperion High-Yield CMBS Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Lend Lease High-Yield CMBS Fund, Inc., including the schedule of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lend Lease Hyperion High-Yield CMBS Fund, Inc. as of July 31, 2002, the results of its operation for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

SCHWARTZ & HOFFLICH, LLP
Norwalk, CT
September 19, 2002

-------------------------------------------------------------------------------

LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Information Concerning Directors and Officers (Unaudited)


-------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of the Lend Lease Hyperion High-Yield CMBS Fund, Inc. (the "Fund").

                                 Position(s) Held                                                            Number of
                                 with Fund and                                                               Portfolios in Fund
                                 Term of Office               Principal Occupation(s)                        Complex
Name, Address                    and Length of                During Past 5 Years and                        Overseen by
and Age                          Time Served                  Other Directorships Held by Director           Director
---------------------------------------------------------------------------------------------------------------------------------
Robert F. Birch                  Director, Member of The      Director and/or Trustee of several                     1
  c/o One Liberty Plaza,         Audit Committee              investment companies (3) advised by Hyperion
  New York,                                                   Capital Management, Inc. or by its
  New York 10006-1404            Elected Director since       affiliates (1998-Present); Chairman and
                                 May 2002                     President, New America High Income Fund
  Age 66                                                      (1992-Present); Chairman of the Board and
                                                              Co- Founder, The China Business Group, Inc.
                                                              (1996-Present); Director, Brandywine Funds
                                                              (3) (2001 to Present).

                                                              Formerly, Director and Strategic Planning
                                                              Consultant, Dewe Rogerson, Ltd. (1994-1998)



Leo M. Walsh, Jr.                Director, Chairman of the    Director and/or Trustee of several                    1
  c/o One Liberty Plaza,         Audit Committee              investment companies (3) advised by Hyperion
  New York,                                                   Capital Management, Inc. or by its
  New York 10006-1404            Elected Since Fund's         affiliates (1989-Present); Financial
                                 Inception                    Consultant for Merck- Medco Managed Care LLC
  Age 69                                                      (formerly Medco Containment Services Inc.)
                                                              (1994-Present); Director of Lend Lease
                                                              Hyperion Mortgage Opportunity Fund, Inc.
                                                              (formerly, Equitable Real Estate Hyperion
                                                              Mortgage Opportunity Fund, Inc.).

Harald R. Hansen                 Director, Member of the      Chief Executive Officer of First Union                1
  c/o One Liberty Plaza,         Audit Committee              National of Georgia in 1987. Chairman in
  New York,                                                   1989 held position until he retired in 1996.
  New York 10006-1404            Elected Since Fund's         Executive Vice President in charge of the
                                 Inception                    General Banking Group of First National Bank
  Age 71                                                      of Georgia. Director of Atlanta Symphony,
                                                              Midtown Alliance and U.S. Disabled Athletes
                                                              Fund. Trustee and Vice Chairman of the Board
                                                              of Oglethorpe University; President of the
                                                              Board of Trustees of Asheville School and a
                                                              Trustee of the Tull Foundation. Corporate
                                                              Boards of Magnet Communication Inc. and
                                                              Wachovia Corp.

Clifford E. Lai                  Director and Chairman of     President (since November 1998) of Hyperion          1
  c/o One Liberty Plaza,         the Board                    Capital Management, Inc. (March
  New York,                                                   1993-Present); President (since June 1997)
  New York 10006-1404            Elected Annually Since       of Hyperion 2002 Term Trust, Inc. and
                                 October 2000                 Hyperion 2005 Investment Grade Opportunity
  Age 48                                                      Term Trust, Inc. (Senior Vice President from
                                                              April 1993 to June 1997); President (since
                                                              October 1995) of the Hyperion Total Return
                                                              Fund, Inc.; Director and Chairman of the
                                                              Board (since October 2000) of the Lend Lease
                                                              Hyperion High-Yield CMBS Fund, Inc.
                                                              Formerly, President (December 1999-October
                                                              2000) of the Lend Lease High- Yield CMBS
                                                              Fund, Inc.; Senior Vice President (November
                                                              1998 -- December 1999) of the Lend Lease
                                                              High-Yield Commercial Mortgage Fund, Inc.;
                                                              Senior Vice President (September 1995 --
                                                              November 1998) of the Equitable Real Estate
                                                              Hyperion High- Yield Commercial Mortgage
                                                              Fund, Inc.

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LEND LEASE HYPERION HIGH-YIELD CMBS FUND, INC.
Information Concerning Directors and Officers (Unaudited)

-------------------------------------------------------------------------------

Officers of the Trust

                                                            Term of Office
                                 Position(s) Held with      and Length             Principal Occupation(s)
Name, Address and Age            Fund                       of Time Served         During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
D. Boyd Johnson                  President                  Elected Annually       President since October 2001. Senior Vice
  c/o One Liberty Plaza,                                    Since October 2001     President and Board of Managers of Lend
  New York,                                                                        Lease Hyperion Capital Advisors, L.L.C.
  New York 10006-1404                                                              (January 2002 to Present); Principal and
                                                                                   Head of Debt New York Advisory, Lend Lease
  Age 44                                                                           Real Estate Investments, Inc. (January 2001
                                                                                   to Present); Senior Vice President, Head of
                                                                                   Real Estate Capital Markets, Wachovia Bank,
                                                                                   N.A. (October 1997 to January 2001);
                                                                                   Managing Directors, Underwriting and
                                                                                   Securitization, Column Financial, Inc.
                                                                                   (August 1993 to October 1997); Vice
                                                                                   President, Institutional Accounts, Equity
                                                                                   Real Estate Investment Management, Inc.
                                                                                   (September 1986 to August 1993).


Larry L. Hicks                   Senior Vice President      Elected Annually       Senior Vice President since October 2000.
  c/o One Liberty Plaza,                                    Since October 2000     Chairman, CEO and Board of Managers of Lend
  New York,                                                                        Lease Hyperion Capital Advisors, L.L.C.
  New York 10006-1404                                                              (January 2002 to Present); Principal; and
                                                                                   Director of Commercial Mortgage-Backed
  Age 45                                                                           Securities, Lend Lease Real Estate
                                                                                   Investment, Inc. (March 2000 to Present);
                                                                                   Portfolio Manager and Director of Commercial
                                                                                   Mortgage-Backed Securities, AMRESCO Inc.
                                                                                   (November 1991 to March 2000).

Thomas F. Doodian                Treasurer                  Elected Annually       Director of Finance and Operations,
  c/o One Liberty Plaza,                                    Since February 1998    Hyperion Capital Management, Inc. (July
  New York,                                                                        1995-Present). Treasurer of several
  New York 10006-1404                                                              investment companies advised by Hyperion
                                                                                   Capital Management, Inc. (February 1998-
  Age 43                                                                           Present).


Joseph Tropeano                  Secretary and Assistant    Elected Annually       Vice President and Compliance Officer,
  c/o One Liberty Plaza,         Treasurer                  Since May 2002         Hyperion Capital Management, Inc.
  New York,                                                                        (1993-Present); Assistant Secretary and
  New York 10006-1404                                                              Compliance Officer of several investment
                                                                                   companies advised by Hyperion Capital
  Age 40                                                                           Management, Inc. (1994-Present)



The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

-------------------------------------------------------------------------------

Officers & Directors


-------------------------------------------------------------------------------

D. Boyd Johnson
President

Clifford E. Lai
Director and Chairman of the Board

Leo M. Walsh, Jr.*
Director

Harald R. Hansen*
Director

Robert F. Birch*
Director

Larry L. Hicks
Senior Vice President

Thomas F. Doodian
Treasurer and Assistant Secretary

Joseph Tropeano
Secretary and Assistant Treasurer





* Audit Committee Members

-----------------------------------------

       [HYPERION LOGO]

-----------------------------------------


This Report is for shareholder information.
This is not a prospectus intended for use in the purchase or sale of Fund Shares.

   Lend Lease High-Yield CMBS
           Fund, Inc.
        One Liberty Plaza
    165 Broadway, 36th Floor
     New York, NY 10006-1404